Summary of Material Accounting Policy Information (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Detail Information of Subsidiaries

				Percentage of Ownership
Name of Investor	Name of Investee	Main Businesses and Products	Establishment and Operating Location	December 31, 2023	December 31, 2024	Note
TSMC	TSMC North America	Sales and marketing of integrated circuits and other semiconductor devices	San Jose, California, U.S.A.	100%	100%	-
	TSMC Europe B.V. (TSMC Europe)	Customer service and supporting activities	Amsterdam, the Netherlands	100%	100%	a)
	TSMC Japan Limited (TSMC Japan)	Customer service and supporting activities	Yokohama, Japan	100%	100%	a)
	TSMC Design Technology Japan, Inc. (TSMC JDC)	Engineering support activities	Yokohama, Japan	100%	100%	a)
	TSMC Japan 3DIC R&D Center, Inc. (TSMC 3DIC)	Engineering support activities	Yokohama, Japan	100%	100%	a)
	TSMC Korea Limited (TSMC Korea)	Customer service and supporting activities	Seoul, Korea	100%	100%	a)

				Percentage of Ownership
Name of Investor	Name of Investee	Main Businesses and Products	Establishment and Operating Location	December 31, 2023	December 31, 2024	Note

TSMC	TSMC Partners, Ltd. (TSMC Partners)	Investing in companies involved in the semiconductor design and manufacturing, and other investment activities	Tortola, British Virgin Islands	100%	100%	-
	TSMC Global Ltd. (TSMC Global)	Investment activities	Tortola, British Virgin Islands	100%	100%	-
	TSMC China Company Limited (TSMC China)	Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices	Shanghai, China	100%	100%	-
	TSMC Nanjing Company Limited (TSMC Nanjing)	Manufacturing, sales, testing and computer-aided design of integrated circuits and other semiconductor devices	Nanjing, China	100%	100%	-
	VisEra Technologies Company Ltd. (VisEra Tech)	Research, design, development, manufacturing, sales, packaging and test of color filter	Hsinchu, Taiwan	67%	67%	c)
	TSMC Arizona Corporation (TSMC Arizona)	Manufacturing, sales and testing of integrated circuits and other semiconductor devices	Phoenix, Arizona, U.S.A.	100%	100%	-
	Japan Advanced Semiconductor Manufacturing, Inc. (JASM)	Manufacturing, sales and testing of integrated circuits and other semiconductor devices	Kumamoto, Japan	71%	73%	d)
	European Semiconductor Manufacturing Company (ESMC) GmbH (ESMC)	Manufacturing, sales and testing of integrated circuits and other semiconductor devices	Dresden, Germany	100%	70%	e)
	VentureTech Alliance Fund II, L.P. (VTAF II)	Investing in technology start-up companies	Cayman Islands	98%	98%	b), f)
	VentureTech Alliance Fund III, L.P. (VTAF III)	Investing in technology start-up companies	Cayman Islands	98%	98%	b), f)
	Emerging Fund, L.P. (Emerging Fund)	Investing in technology start-up companies	Cayman Islands	99.9%	99.9%	b)
TSMC Partners	TSMC Development, Inc. (TSMC Development)	Investing in companies involved in semiconductor manufacturing	Delaware, U.S.A.	100%	100%	-
	TSMC Technology, Inc. (TSMC Technology)	Engineering support activities	Delaware, U.S.A.	100%	100%	a)
	TSMC Design Technology Canada Inc. (TSMC Canada)	Engineering support activities	Ontario, Canada	100%	100%	a)
VTAF III	Growth Fund Limited (Growth Fund)	Investing in technology start-up companies	Cayman Islands	100%	100%	b), f)
TSMC Development	TSMC Washington, LLC (TSMC Washington)	Manufacturing, sales and testing of integrated circuits and other semiconductor devices	Washington, U.S.A.	100%	100%	-

Note a:	This is an immaterial subsidiary for which the consolidated financial statements are neither reviewed nor audited by the Company’s independent auditors.

Note b:	This is an immaterial subsidiary for which the consolidated financial statements for the year ended, are audited by the Company’s independent auditors.

Note c:
As VisEra’s employees continue to exercise their employee share options, TSMC’s ownership in VisEra continues to decline. This transaction was accounted for as an equity transaction since the transaction did not change TSMC’s control over VisEra.

Note d:
JASM has increased its capital and converted its preferred shares to common shares in July 2024. The increase in capital resulted in changes in shareholding rights from 71% to 73% and voting rights from 81% to 73%, respectively.

Note e:
ESMC was established in June 2023. TSMC sold its 10% shares to Robert Bosch GmbH, Infineon Technologies AG and NXP Semiconductors N.V. in January 2024, respectively. After selling shares, TSMC’s shareholding in ESMC decreased from 100% to 70%. This transaction was accounted for as an equity transaction since the transaction did not change TSMC’s control over ESMC.

Note f:	VTAF II, VTAF III and Growth Fund are under liquidation procedures.